Short-Term Borrowings - Additional Information (Detail) $ in Millions	1 Months Ended
	Jun. 30, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 HKD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Long-term borrowings due within one year		¥ 31,624,560	$ 4,599,602	¥ 31,624,560
Interest payable		15,298,961	2,225,142	¥ 9,505,843
L&A International Holding Limited
Short-term Debt [Line Items]
Line of credit annual interest rate	2.00%				2.00%	2.00%
Share received related to payment of service fee	769,481,940
Conversion ratio basis	One-to-five stock split
Line of credit amount		¥ 84,500,000	$ 12,300,000			$ 92.3
Line of credit , duration	24 months
Amount of shares pledged	417,440,000
Entrusted Bank Borrowing Agreement
Short-term Debt [Line Items]
Line of credit annual interest rate		12.00%	12.00%				12.00%	12.00%
Bank borrowing amount							¥ 31,600,000	$ 4,600,000
Long-term borrowings due within one year		¥ 43,300,000	$ 6,300,000
Interest payable	¥ 3,600,000	¥ 11,700,000	$ 1,700,000		$ 500,000